Property, plant and equipment - Fully Owned (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 105,399,000
Ending balance	71,946,000	€ 105,399,000
Assets Related To Small Molecule [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(9,600,000)
Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	143,291,000	146,507,000
Additions	12,428,000	17,303,000
Sales and disposals	(31,537,000)	(9,677,000)
Reclassifications to assets in disposal group classified as held for sale		(11,115,000)
Translation differences	(1,274,000)	273,000
Ending balance	122,908,000	143,291,000
Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(37,892,000)	(35,287,000)
Depreciation	(10,351,000)	(11,076,000)
Impairment	(32,716,000)	(1,243,000)
Sales and disposals	29,448,000	9,677,000
Translation differences	549,000	37,000
Ending balance	(50,962,000)	(37,892,000)
Land, buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	75,066,000
Impairment	(3,600,000)
Ending balance	66,826,000	75,066,000
Land, buildings and leasehold improvements | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	86,014,000	90,705,000
Additions	1,622,000	7,292,000
Sales and disposals	(758,000)	(6,554,000)
Reclassifications	(1,283,000)	4,687,000
Reclassifications to assets in disposal group classified as held for sale		(10,200,000)
Translation differences	(606,000)	84,000
Ending balance	84,989,000	86,014,000
Land, buildings and leasehold improvements | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,948,000)	(11,218,000)
Depreciation	(4,021,000)	(5,284,000)
Impairment	(4,155,000)	(1,068,000)
Sales and disposals	758,000	6,554,000
Translation differences	203,000	68,000
Ending balance	(18,163,000)	(10,948,000)
Installation and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,926,000
Ending balance	2,664,000	25,926,000
Installation and machinery | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	49,284,000	39,678,000
Additions	10,788,000	9,595,000
Sales and disposals	(29,284,000)	(663,000)
Reclassifications	1,813,000	470,000
Translation differences	(667,000)	204,000
Ending balance	31,934,000	49,284,000
Installation and machinery | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(23,358,000)	(19,178,000)
Depreciation	(5,562,000)	(4,787,000)
Impairment	(27,900,000)	(17,000)
Sales and disposals	27,205,000	663,000
Translation differences	345,000	(39,000)
Ending balance	(29,270,000)	(23,358,000)
Furniture, fixtures & vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,876,000
Ending balance	2,455,000	3,876,000
Furniture, fixtures & vehicles | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,462,000	9,353,000
Additions	18,000	118,000
Sales and disposals	(1,495,000)	(2,460,000)
Reclassifications		466,000
Translation differences	(1,000)	(15,000)
Ending balance	5,984,000	7,462,000
Furniture, fixtures & vehicles | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,586,000)	(4,891,000)
Depreciation	(768,000)	(1,005,000)
Impairment	(661,000)	(158,000)
Sales and disposals	1,485,000	2,460,000
Translation differences	1,000	8,000
Ending balance	(3,529,000)	(3,586,000)
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	530,000
Impairment	(100,000)
Ending balance		530,000
Other tangible assets | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	530,000	6,770,000
Additions		298,000
Reclassifications	(530,000)	(5,623,000)
Reclassifications to assets in disposal group classified as held for sale		(915,000)
Ending balance		€ 530,000
Lab Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	€ (19,400,000)